Note 3 - Inventories - Components of Inventories (Details) - USD ($)	Oct. 31, 2019	Oct. 31, 2018
Finished goods	$ 5,845,973	$ 5,454,629
Work in process	3,321,216	3,877,670
Raw materials	8,632,230	7,871,145
Production supplies	296,208	271,311
Total	$ 18,095,627	$ 17,474,755